Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Buildings and improvements, accumulated depreciation	$ 604,459	$ 0
Acquired intangible lease assets, accumulated amortization	341,203	0
Deferred financing costs, accumulated amortization	225,701	0
Acquired below market lease intangibles, accumulated amortization	$ 42,777	$ 0
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	490,000,000	490,000,000
Common stock, shares issued	15,375,050	20,000
Common stock, shares outstanding	15,375,050	20,000